iShares
®
MSCI Mexico ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  14 .6%
Banco del Bajio SA
(a)
...................... 9,046,613 $ 23,668,206
Grupo Financiero Banorte SAB de CV , Class O .... 20,440,460 196,753,808
Grupo Financiero Inbursa SAB de CV , Series O .... 17,517,291 41,838,194
Regional SAB de CV ...................... 2,902,603 21,779,435
284,039,643
Beverages  —  10 .1%
Arca Continental SAB de CV ................. 5,164,166 51,633,195
Coca-Cola Femsa SAB de CV ................ 2,282,889 19,987,285
Fomento Economico Mexicano SAB de CV ....... 13,111,883 125,774,059
197,394,539
a
Capital Markets  —  0 .7%
Bolsa Mexicana de Valores SAB de CV .......... 6,713,099 13,542,845
a
Chemicals  —  1 .5%
Alpek SAB de CV
(b) (c)
...................... 14,677,677 7,298,337
Controladora Alpek SAB de CV
(b)
.............. 67,910,795 10,390,155
Orbia Advance Corp. SAB de CV
(c)
............. 13,415,759 12,462,046
30,150,538
a
Construction Materials  —  5 .7%
Cemex SAB de CV, CPO , NVS ............... 84,002,172 90,515,427
GCC SAB de CV ......................... 2,070,228 20,552,960
111,068,387
a
Consumer Finance  —  1 .5%
Gentera SAB de CV ....................... 12,234,865 28,947,580
a
Consumer Staples Distribution & Retail  —  8 .8%
Grupo Comercial Chedraui SA de CV ........... 3,757,168 27,304,701
La Comer SAB de CV ...................... 4,665,624 10,404,028
Wal-Mart de Mexico SAB de CV ............... 40,175,062 134,590,080
172,298,809
a
Diversified REITs  —  2 .7%
Concentradora Fibra Danhos SA de CV
(c)
......... 6,185,401 9,916,380
Fibra Uno Administracion SA de CV ............ 29,218,082 42,882,776
52,799,156
a
Food Products  —  5 .3%
Alfa SAB de CV , Class A .................... 39,407,879 30,986,251
Gruma SAB de CV , Class B .................. 1,713,638 29,882,154
Grupo Bimbo SAB de CV , Series A
(c)
............ 13,272,093 42,062,258
102,930,663
a
Hotels, Restaurants & Leisure  —  0 .9%
Alsea SAB de CV ........................ 6,756,947 18,442,134
a
Household Products  —  1 .7%
Kimberly-Clark de Mexico SAB de CV , Class A ..... 16,151,614 33,131,063
a
Industrial Conglomerates  —  2 .1%
Grupo Carso SAB de CV , Series A1 ............ 5,837,995 40,107,705
a
Industrial REITs  —  3 .3%
FIBRA Macquarie Mexico
(a)
.................. 10,335,021 17,958,236
Prologis Property Mexico SA de CV ............ 10,663,167 45,651,010
63,609,246
a
Security Shares Value
a
Insurance  —  1 .2%
Qualitas Controladora SAB de CV ............. 2,353,748 $ 23,388,289
a
Media  —  1 .7%
Grupo Televisa SAB, CPO ................... 29,318,850 15,940,253
Megacable Holdings SAB de CV, CPO .......... 6,060,871 17,045,682
32,985,935
a
Metals & Mining  —  15 .5%
Grupo Mexico SAB de CV , Series B ............ 25,391,415 220,435,386
Industrias Penoles SAB de CV
(b)
............... 1,920,915 82,132,997
302,568,383
a
Passenger Airlines  —  0 .6%
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(b) (c)
................................ 16,959,380 12,334,263
a
Pharmaceuticals  —  0 .6%
Genomma Lab Internacional SAB de CV , Class B ... 11,885,743 11,930,556
a
Real Estate Management & Development  —  1 .6%
Corp Inmobiliaria Vesta SAB de CV ............ 9,683,792 30,160,983
a
Transportation Infrastructure  —  10 .9%
Grupo Aeroportuario del Centro Norte SAB de CV ... 2,980,328 39,981,440
Grupo Aeroportuario del Pacifico SAB de CV , Class B 3,721,718 88,956,401
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,795,595 54,305,441
Promotora y Operadora de Infraestructura SAB de CV 2,101,093 28,715,665
211,958,947
a
Wireless Telecommunication Services  —  8 .5%
America Movil SAB de CV , Series B ............ 143,630,036 165,518,685
a
Total Long-Term Investments — 99.5%
(Cost: $ 2,007,633,491 ) ............................... 1,939,308,349
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(d) (e) (f)
...................... 20,467,169 20,477,403
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(d) (e)
............................ 719,719 719,719
a
Total Short-Term Securities — 1.1%
(Cost: $ 21,193,804 ) ................................. 21,197,122
Total Investments — 100.6%
(Cost: $ 2,028,827,295 ) ............................... 1,960,505,471
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (10,888,248)
Net Assets — 100.0% ................................. $ 1,949,617,223
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Mexico ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 19,384,512  $ 1,092,876
(a)
$ —  $ 157  $ (142) $ 20,477,403  20,467,169  $ 64,834
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 690,640  29,079
(a)
—  —  —  719,719  719,719  7,838  —
$ 157  $ (142)
$ 21,197,122
$ 72,672  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mexican BOLSA Index .................................................................. 253 12/19/25 $ 8,765 $ 38,947

iShares
®
MSCI Mexico ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,939,308,349  $ —  $ —  $ 1,939,308,349
Short-Term Securities
Money Market Funds ...................................... 21,197,122  —  —  21,197,122
$ 1,960,505,471  $ —  $ —  $ 1,960,505,471
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 38,947  $ —  $ —  $ 38,947
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CPO Certificate of  Participation (Ordinary)
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)